REVENUES (Schedule of Significant Changes in Deferred Revenues) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Revenues [Abstract]
Balance, beginning of the period	$ 12,659
New unsatisfied performance obligations	3,307
Reclassification to revenue as a result of satisfying performance obligations	(2,004)
Balance, end of the period	13,962
Less: long-term portion of deferred revenue	10,895
Current portion, end of period	$ 3,067